Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2023	2022
Basic earnings per common share
Net income attributable to common shareholders	$6,991	$9,656
Weighted average number of common shares outstanding (millions)	1,197	1,199
Basic earnings per common share (1) (in dollars)	$5.84	$8.05
Diluted earnings per common share
Net income attributable to common shareholders	$6,991	$9,656
Dilutive impact of share-based payment options and others (2)	(36)	36
Net income attributable to common shareholders (diluted)	$6,955	$9,692
Weighted average number of common shares outstanding (millions)	1,197	1,199
Dilutive impact of share-based payment options and others (2) (millions)	7	9
Weighted average number of diluted common shares outstanding (millions)	1,204	1,208
Diluted earnings per common share (1) (in dollars)	$5.78	$8.02

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.